Advances to Suppliers, Net (Details) - Schedule of Changes of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 449,517	$ 965,843
Provision for credit losses	(434,668)	(454,072)
Foreign exchange translation	(11,711)	(62,254)
Ending balance	$ 3,138	$ 449,517